Shareholders Equity (Unaudited) (USD $) In Thousands, except Share data	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Beginning Balance - Amount at Dec. 31, 2008	$ 5	$ 15,961	$ (15,832)	$ 134
Beginning Balance - Shares at Dec. 31, 2008	47,061,936
Net Loss			(2,724)	(2,724)
Exercise of options by employees, Shares	458,722
Exercise of options by employees, Value	0	0		0
Employee and non-employee share-based compensation expenses		594		594
Redemption of beneficial conversion Feature of convertible loan		(308)		(308)
Issuance of ordinary shares, net of issuance costs, Shares	817,722
Issuance of ordinary shares, net of issuance costs, Amount	0	965		965
Ending Balance, Amount at Dec. 31, 2009	5	17,212	(18,556)	(1,339)
Ending Balance, Shares at Dec. 31, 2009	48,338,380
Net Loss			(3,420)	(3,420)
Employee and non-employee share-based compensation expenses		1,640		1,640
Issuance of warrants, net of issuance costs		424		424
Issuance of ordinary shares, net of issuance costs, Shares	1,525,421
Issuance of ordinary shares, net of issuance costs, Amount	0	1,781		1,781
Ending Balance, Amount at Dec. 31, 2010	5	21,057	(21,976)	(914)
Ending Balance, Shares at Dec. 31, 2010	49,863,801
Net Loss			(6,432)	(6,432)
Exercise of options by employees, Shares	1,000,000
Exercise of options by employees, Value	0	1,500		1,500
Employee and non-employee share-based compensation expenses		4,834		4,834
Issuance of ordinary shares, net of issuance costs, Shares	896,651
Issuance of ordinary shares, net of issuance costs, Amount	0	805		805
Issuance of ordinary shares and warrants, net issuance costs, Shares	12,992,269
Issuance of ordinary shares and warrants, net issuance costs, Amount	1	7,653		7,654
Conversion of convertible loans, Shares	526,225
Conversion of convertible loans, Amount	0	768		768
Ending Balance, Amount at Sep. 30, 2011	$ 6	$ 36,617	$ (28,408)	$ 8,215
Ending Balance, Shares at Sep. 30, 2011	65,278,946